Restricted cash	12 Months Ended
Dec. 31, 2011
Restricted cash [Abstract]
Restricted cash
Note 12 – Restricted cash

Restricted cash includes:

(In US$ millions)	December 31, 2011	December 31, 2010

CIRR deposits (see Note below)	298	355
Margin calls related to share forward agreements	137	61
Restricted deposit related to loan facility	5	-
Tax withholding deposits	42	44
Total restricted cash	482	460
Long-term restricted cash (related to CIRR deposits and loan facility)	250	305
Short-term restricted cash	232	155

Note: CIRR deposits are cash deposited with commercial banks, which match Commercial Interest Reference Rate ("CIRR") loans from Exportfinans ASA, the Norwegian export credit agency (see Note 22). The deposits are used to make repayments of the CIRR loans.